EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Total Equity	$ 155,583	$ 141,891	$ 134,012
Common Share Capital | Common shares
Disclosure of classes of share capital [line items]
Total Equity	10,857	10,901	10,526
Contributed Surplus | Common shares
Disclosure of classes of share capital [line items]
Total Equity	155	148	351
Retained Earnings | Common shares
Disclosure of classes of share capital [line items]
Total Equity	17,646	18,006	18,752
Ownership Changes1 | Common shares
Disclosure of classes of share capital [line items]
Total Equity	3,809	2,959	5,937
Accumulated other comprehensive income | Common shares
Disclosure of classes of share capital [line items]
Total Equity	8,031	7,594
Common equity | Common shares
Disclosure of classes of share capital [line items]
Total Equity	$ 40,498	$ 39,608	$ 41,652